Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000089187 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089187 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000089187 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089188 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089188 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089188 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000089188 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000089188 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%